RISK MANAGEMENT - Derivatives and hedge accounting - Liabilities (Details) - Trading securities [member] $ in Thousands, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	$ 25,930	$ 124,713	$ 20,050	$ 79,795
Derivative Financial Liabilities Using Libor As Benchmark, With Specific Expiry	16,490	79,296	8,870	35,312
Derivative Financial Liabilities Using Libor As Benchmark, With Fallback Clause	25,930	124,713	0
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	2,300	11,063	2,500	9,937
Derivative Financial Liabilities Using Libor As Benchmark, With Specific Expiry	2,120	10,182	1,550	6,179
Derivative Financial Liabilities Using Libor As Benchmark, With Fallback Clause	2,300	11,063
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities using LIBOR as benchmark by amount of contracts	23,630	113,650	17,550	69,858
Derivative Financial Liabilities Using Libor As Benchmark, With Specific Expiry	14,370	69,114	$ 7,320	$ 29,133
Derivative Financial Liabilities Using Libor As Benchmark, With Fallback Clause	$ 23,630	$ 113,650